Segment Reporting	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Segment Reporting [Abstract]
Segment Reporting

Note 15 - Segment Reporting

The Company has identified two reportable segments due to the merger that occurred on June 22, 2018: Technology and Entertainment.

The Technology segment sells interactive learning technology hardware and software that allows the presenter and participant to engage in a fully collaborative instructional environment. Galaxy’s products include Galaxy’s own private-label interactive touch screen panel as well as numerous other national and international branded peripheral and communication devices.

The Entertainment segment owns and operates Georgetown 14 Cinemas, a fourteen-theater movie complex located in Indianapolis, Indiana. Entertainment generates revenues from movie ticket sales and concessions. As disclosed in Note 12, the Entertainment segment was sold effective February 6, 2019 to an entity owned by former majority shareholders of FLCR.

The following table represents a summary of operating information for the six months ended December 31, 2018:

Revenues	Technology	Entertainment
Technology	$ 857,586	$ -
Entertainment	-	511,044

Cost of Sales
Technology	717,240	-
Entertainment	-	163,323

Gross Profit	140,346	347,721

General and Administrative Expenses
Technology	1,940,582	-
Entertainment	-	425,188

Other Income (Expense)
Technology	(22,840)	-
Entertainment	-	14,293

Net Loss	$ (1,823,076)	$ (63,174)

As the Entertainment segment was sold in February 2019, there was no operating activities relative to this segment for the three or six months ended December 31, 2019.

Note 14 - Segment Reporting

The Company has identified two reportable segments due to the merger that occurred on June 22, 2018: Technology and Entertainment.

The Technology segment sells interactive learning technology hardware and software that allows the presenter and participant to engage in a fully collaborative instructional environment. Galaxy’s products include Galaxy’s own private-label interactive touch screen panel as well as numerous other national and international branded peripheral and communication devices.

The Entertainment segment owns and operates Georgetown 14 Cinemas, a fourteen-theater movie complex located in Indianapolis, Indiana. Entertainment generates revenues from movie ticket sales and concessions. As contemplated in the merger agreement, the parties have the right to spinout the Entertainment segment so that management can focus on its primary business plan, which is Galaxy. As disclosed in Note 12, the Entertainment segment was sold effective February 6, 2019 to an entity owned by former majority shareholders of FLCR. There was no Entertainment segment during the year ended March 31, 2018.

The following table summarizes operating results for the year ended June 30, 2019 for Technology and the period from July 1, 2018 to February 6, 2019 for Entertainment:

Revenues	Technology	Entertainment
Technology	$ 1,292,353	$ -
Entertainment	-	589,705

Cost of Sales
Technology	1,545,093	-
Entertainment	-	221,238

Gross Profit	(252,740)	368,467

General and Administrative Expenses
Technology	5,410,650	-
Entertainment	-	427,620

Other Income (Expense)
Technology	(966,279)	-
Entertainment	-	25,705

Net Loss	$ (6,629,669)	$ (33,448)

Assets	Technology	Entertainment

Cash	$ 151,853	$ 32,402
Property and equipment, net	45,059	4,209,392
Receivables	326,183	15,543
Inventory	580,756	6,008
Prepaid and other current assets	1,184	12,450
Other assets	-	1,511,844
Goodwill	58,092	589,705
Total Assets	$ 1,163,127	$ 6,621,859

Liabilities
Accounts payable	$ 570,069	$ 201,011
Debt	951,453	5,393,385
Accrued expenses	22,495	124,483
Deferred revenue	219,820	-
Total Liabilities	1,763,837	$ 5,718,879

The following table presents a summary of operating information for the three months ended June 30, 2018:

Revenues	Technology	Entertainment
Technology	$ 172,754	$ -
Entertainment	-	34,946

Cost of Sales
Technology	171,304	-
Entertainment	-	6,804

Gross Profit	1,450	28,142

General and Administrative Expenses
Technology	1,364,124	-
Entertainment	-	7,404

Other Income (Expense)
Technology	(4,521)	-
Entertainment	-	(23,666)

Net Loss	$ (1,367,195)	$ (2,928)